Change in Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Allowances for doubtful accounts
Balance, beginning of year	$ 598		$ 723		$ 775
Additions (reversals) charged to expense, net	47		(125)		(12)
Write-offs					(40)
Balance, end of year	645		598		723
Balance, beginning of year	$ 1,432	[1]	1,624		1,555
Additions charged to expense, net			3,093		3,285
Actual sales return and discount			(3,285)		(3,216)
Balance, end of year			$ 1,432	[1]	$ 1,624

[1]	As of January 1, 2018, the Company has adopted the new revenue recognition standard (ASC 606). Allowance for sales returns and discounts for the year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.